Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern
Net Loss	$ 1,292,655	$ 90,850	$ 1,777,479	$ 447,502	$ 639,084	$ 5,384,983
Accumulated deficit	9,385,989		9,385,989		7,608,511	6,969,422
Working capital deficit					$ 903,232